Restructuring and Other Related Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and other related charges [Text Block]

Restructuring and other related charges for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
Employee severance related	$14.7	$11.8	$23.7
Facility exit and other related	2.6	0.5	4.3
Impairment charges	4.8	12.0	—

Total restructuring and other related charges	$22.1	$24.3	$28.0

Restructuring and other related charges recorded for the year ended December 31 by segment were as follows ($ in millions):

	2016	2015	2014
Professional Instrumentation	$6.8	$9.4	$12.1
Industrial Technologies	15.3	14.9	15.9

Total	$22.1	$24.3	$28.0

 These charges are reflected in the following captions in the accompanying Consolidated and Combined Statements of Earnings ($ in millions):

	2016	2015	2014
Cost of sales	$8.1	$5.9	$5.8
Selling, general and administrative expenses	14.0	18.4	22.2

Total	$22.1	$24.3	$28.0

Accrual balance and utilization by type of restructuring cost

The table below summarizes the accrual balance and utilization by type of restructuring cost associated with our 2016 and 2015 restructuring actions ($ in millions):

	Balance as of January 1, 2015	Costs Incurred	Paid/ Settled	Balance as of December 31, 2015	Costs Incurred	Paid/ Settled	Balance as of December 31, 2016
Employee severance and related	$20.6	$11.8	$(21.8)	$10.6	$14.7	$(15.7)	$9.6
Facility exit and other related	2.7	12.5	(14.3)	0.9	7.4	(7.2)	1.1

Total	$23.3	$24.3	$(36.1)	$11.5	$22.1	$(22.9)	$10.7